Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefit Plans
Schedule of stock option activity and related information for its option plans

	2019		2018
		Weighted
		Average Price		Weighted Average
	Stock Awards	Per Share	Stock Awards	Price Per Share
Outstanding at beginning of year	71,100	$16.82	62,700	$16.72
Grants	-	—	8,400	17.57
Outstanding at year end	71,100	$16.82	71,100	$16.82

Vested shares at year end	29,408	$16.78	15,644	$16.72
Unvested shares at year end	41,692	$16.85	55,456	$16.85
Total outstanding shares at year end	71,100		71,100

Summary of stock option activity and option plans

	2019			2018
			Weighted			Weighted
			Average			Average
			Exercise			Exercise
		Exercise Price	Price Per		Exercise Price	Price Per
	Options	Range	Share	Options	Range	Share
Outstanding at beginning of year	172,080	$16.69-$17.75	$16.82	152,080	$16.69‑$16.72	$16.72
Grants	—	—	—	20,000	$17.52‑$17.75	17.58
Exercised	—	—	—	—	—	—
Outstanding at year end	172,080	$16.69-$17.75	$16.82	172,080	$16.69‑$17.75	$16.82

Exercisable at year end	64,832	$16.69-$17.75	$16.77	30,416	$16.69‑$16.72	$16.72

Schedule of estimate fair value of stock-based awards of weighted average assumptions

	2019	2018
Risk-free interest rate	—	2.41%
Volatility factor	—	10.47%
Dividends	—	0.00%
Weighted average expected life (years)	—	5.00
Forfeiture rate	—	0.00%

Summary of changes in unvested shares

		Weighted Average
Unvested Options	Options	Grant Date Fair Value
Unvested at January 1, 2019	141,664	$2.31
Granted	—	—
Vested	34,416	2.30

Unvested at December 31, 2019	107,248	$2.31